U.S. Bancorp (Parent Company) - Condensed Statement of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Activities
Net income attributable to U.S. Bancorp	$ 6,299	$ 5,429	$ 5,825
Adjustments to reconcile net income to net cash provided by operating activities
Other, net	2,075	(151)	6,790
Net cash provided by operating activities	11,273	8,447	21,119
Investing Activities
Other, net	(1,835)	(1,184)	(5,392)
Net cash (used in) provided by investing activities	(24,534)	18,925	7,500
Financing Activities
Proceeds from issuance of long-term debt	12,017	15,583	8,732
Principal payments or redemption of long-term debt	(6,042)	(4,084)	(6,926)
Proceeds from issuance of preferred stock	0	0	437
Proceeds from issuance of common stock	32	951	21
Repurchase of preferred stock	0	0	(1,100)
Repurchase of common stock	(173)	(62)	(69)
Cash dividends paid on preferred stock	(356)	(341)	(299)
Cash dividends paid on common stock	(3,092)	(2,970)	(2,776)
Net cash provided by (used in) financing activities	8,571	(19,722)	(3,982)
Change in cash and due from banks	(4,690)	7,650	24,637
Cash and due from banks at beginning of period	61,192
Cash and due from banks at end of period	56,502	61,192
Parent Company
Operating Activities
Net income attributable to U.S. Bancorp	6,299	5,429	5,825
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,986)	(1,195)	(1,349)
Other, net	385	83	(398)
Net cash provided by operating activities	4,698	4,317	4,078
Investing Activities
Proceeds from sales and maturities of investment securities	11	25	423
Investments in subsidiaries	0	0	(5,030)
Net (increase) decrease in short-term advances to subsidiaries	(242)	(9)	557
Long-term advances to subsidiaries	(5,500)	(7,500)	(2,000)
Principal collected on long-term advances to subsidiaries	1,500	4,500	2,500
Cash paid for acquisition	0	0	(5,500)
Other, net	16	172	(173)
Net cash (used in) provided by investing activities	(4,215)	(2,812)	(9,223)
Financing Activities
Proceeds from issuance of long-term debt	6,516	8,150	8,150
Principal payments or redemption of long-term debt	(5,618)	(936)	(2,300)
Proceeds from issuance of preferred stock	0	0	437
Proceeds from issuance of common stock	32	951	21
Repurchase of preferred stock	0	0	(1,100)
Repurchase of common stock	(173)	(62)	(69)
Cash dividends paid on preferred stock	(356)	(341)	(299)
Cash dividends paid on common stock	(3,092)	(2,970)	(2,776)
Net cash provided by (used in) financing activities	(2,691)	4,792	2,064
Change in cash and due from banks	(2,208)	6,297	(3,081)
Cash and due from banks at beginning of period	11,585	5,288	8,369
Cash and due from banks at end of period	$ 9,377	$ 11,585	$ 5,288